Supplementary Financial Statements Information (Financing Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses:
Interest on short-term credits and bank charges	$ (26)	$ (50)	$ (26)
Interest on long-term principle shareholder loan	(45)	(73)	(54)
Exchange translation income (expenses), net	(60)	71	(24)
Financing expenses	(131)	(52)	(104)
Income:
Interest from banks and others	2	4	2
Financing expense, net	$ (129)	$ (48)	$ (102)